SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 1,130,188	$ 1,743,761
Less: allowance for expected credit losses	(382,245)	(383,105)
Accounts receivable, net	$ 747,943	$ 1,360,656